Form N-1A Cover	Sep. 14, 2026
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	TCW ETF Trust
Entity Central Index Key	0001831313
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 14, 2026
Prospectus Date	Sep. 14, 2026